Loans Principal, Interest and Financing Service Fee Receivables	12 Months Ended
Dec. 31, 2023
Loans Principal, Interest and Financing Service Fee Receivables [Abstract]
Loans principal, interest and financing service fee receivables
5	Loans principal, interest and financing service fee receivables

	Note	December 31, 2022	December 31, 2023
		RMB	RMB

Home equity loans:	(a)	8,993,547,621	9,189,524,787
Loans principal, interest and financing service fee receivables

Less: allowance for credit losses	(i)
- Individually evaluated		(12,247,836)	(39,913,947)
- Collectively evaluated		(727,055,237)	(685,916,740)
Subtotal		(739,303,073)	(725,830,687)
Net loans principal, interest and financing service fee receivables of home equity loan		8,254,244,548	8,463,694,100
Corporate loans:	(e)
Loans principal, interest and financing service fee receivables		463,254,567	626,229,041

Less: allowance for credit losses		(24,693,114)	(55,964,409)
Net loans principal, interest and financing service fee receivables of corporate loan		438,561,453	570,264,632
Net loans principal, interest and financing service fee receivables		8,692,806,001	9,033,958,732

(a)	Home equity loans

		December 31, 2022			December 31, 2023
	Note	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal
		RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables		3,360,094,375	5,633,453,246	8,993,547,621	3,477,208,979	5,712,315,808	9,189,524,787

Less: allowance for credit losses	(i)
- Individually evaluated		(3,836,350)	(8,411,486)	(12,247,836)	(13,099,754)	(26,814,193)	(39,913,947)
- Collectively evaluated		(286,300,001)	(440,755,236)	(727,055,237)	(272,173,960)	(413,742,780)	(685,916,740)
Subtotal		(290,136,351)	(449,166,722)	(739,303,073)	(285,273,714)	(440,556,973)	(725,830,687)
Net loans principal, interest and financing service fee receivables		3,069,958,024	5,184,286,524	8,254,244,548	3,191,935,265	5,271,758,835	8,463,694,100

(i)	Allowance for credit losses

The allowance for credit losses for home equity loans as of December 31, 2023 was RMB725 million, a decrease from RMB739 million at December 31, 2022. The decrease in the allowance for credit losses on home equity loans was primarily driven by a decrease in delinquency ratio and a favorable macroeconomic environment, specifically, gross-domestic product increased from 2.9% in December 31, 2022 to 5.2% in December 31, 2023, total retail sales of consumer goods increased from -1.8% in December 31, 2022 to 7.4% in December 31, 2023, and urban per capita disposable income increased from 3.9% in December 31, 2022 to 5.1% in December 31, 2023.

The table below presents the components of allowances for credit losses for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment as of December 31, 2022 and 2023.

	December 31, 2023
	Allowance for credit losses on loans collectively evaluated			Allowance for credit losses on loans individually evaluated
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	286,300,001	440,755,236	727,055,237	3,836,350	8,411,486	12,247,836	739,303,073
Provision for credit losses	(9,998,235)	3,075,268	(6,922,967)	16,910,650	28,005,798	44,916,448	37,993,481
Charge-offs	(51,262)	(258,155)	(309,417)	(20,447,394)	(25,852,778)	(46,300,172)	(46,609,589)
(Decrease)/Increase in guaranteed recoverable assets	(4,076,544)	(29,829,569)	(33,906,113)	4,240,046	2,358,226	6,598,272	(27,307,841)
Recoveries	-	-	-	8,560,102	13,891,461	22,451,563	22,451,563
As of December 31	272,173,960	413,742,780	685,916,740	13,099,754	26,814,193	39,913,947	725,830,687

Net loans principal, interest and financing service fee receivables	3,156,893,741	5,244,998,702	8,401,892,443	35,041,524	26,760,133	61,801,657	8,463,694,100

Recorded investment	3,429,067,701	5,658,741,482	9,087,809,183	48,141,278	53,574,326	101,715,604	9,189,524,787

	December 31, 2022
	Allowance for credit losses on loans collectively evaluated			Allowance for credit losses on loans individually evaluated
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	357,239,453	557,131,501	914,370,954	32,968,721	28,511,176	61,479,897	975,850,851
Provision for credit losses	(8,058,972)	(19,852,708)	(27,911,680)	72,834,526	98,794,363	171,628,889	143,717,209
Charge-offs	(1,318,568)	-	(1,318,568)	(7,843,977)	(44,833,079)	(52,677,056)	(53,995,624)
Decrease in guaranteed recoverable assets	(61,561,912)	(96,523,557)	(158,085,469)	(102,009,203)	(87,525,498)	(189,534,701)	(347,620,170)
Recoveries	-	-	-	7,886,283	13,464,524	21,350,807	21,350,807
As of December 31	286,300,001	440,755,236	727,055,237	3,836,350	8,411,486	12,247,836	739,303,073

Net loans principal, interest and financing service fee receivables	3,036,599,198	5,127,455,016	8,164,054,214	33,358,826	56,831,508	90,190,334	8,254,244,548

Recorded investment	3,322,899,199	5,568,210,252	8,891,109,451	37,195,176	65,242,994	102,438,170	8,993,547,621

The Group charges off loans principal, interest and financing service fee receivables if the remaining balance is considered uncollectable. Recovery of loans principal, interest and financing service fee receivables previously charged off would be recorded when received.

For the description of the Group’s related accounting policies of allowance for credit losses, see Note 2(e) Loans.

The following tables present the aging of allowance for credit losses as of December 31, 2023.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB

First lien	129,317,384	68,099,373	74,757,203	13,099,754	285,273,714
Second lien	216,620,880	93,622,706	103,499,194	26,814,193	440,556,973
Allowance for credit losses	345,938,264	161,722,079	178,256,397	39,913,947	725,830,687

The following tables present the aging of allowance for credit losses as of December 31, 2022.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB

First lien	116,931,309	82,519,839	86,848,853	3,836,350	290,136,351
Second lien	217,523,905	118,193,115	105,038,216	8,411,486	449,166,722
Allowance for credit losses	334,455,214	200,712,954	191,887,069	12,247,836	739,303,073

(b)	Loan delinquency and non-accrual details

The following tables provides information on delinquency, which is the primary credit quality indicator for loan principal and financing service fee receivables as of December 31, 2023.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	361 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

First lien	2,871,408,359	287,844,375	269,814,967	28,055,593	5,119,297	5,309,947	9,656,441	3,477,208,979	48,141,278
Second lien	4,888,992,128	395,912,366	373,836,988	41,784,891	4,009,534	2,479,591	5,300,310	5,712,315,808	53,574,326
Loans principal, interest and financing service fee receivables	7,760,400,487	683,756,741	643,651,955	69,840,484	9,128,831	7,789,538	14,956,751	9,189,524,787	101,715,604

The following tables provides information on delinquency, which is the primary credit quality indicator for loan principal and financing service fee receivables as of December 31, 2022.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 269 days past due	270 - 360 days past due	361 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

First lien	2,623,540,867	359,502,111	339,856,221	11,173,004	4,686,900	2,446,894	18,888,378	3,360,094,375	37,195,176
Second lien	4,642,390,047	515,066,306	410,753,899	16,756,322	22,661,421	9,951,192	15,874,059	5,633,453,246	65,242,994
Loans principal, interest and financing service fee receivables	7,265,930,914	874,568,417	750,610,120	27,929,326	27,348,321	12,398,086	34,762,437	8,993,547,621	102,438,170

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past.

Any interest accrued on non-accrual loans is reversed at 90 days and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan.

(c)	Non-accrual loans

(1)	Non-accrual loans summary

		Recorded investment
	Unpaid principal balance	Non-accrual loans	Non-accrual loans with related allowance for credit losses	Non-accrual loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

First lien	42,315,372	48,141,278	27,245,188	20,902,542	13,099,754
Second lien	49,134,017	53,574,326	40,927,852	12,640,022	26,814,193
As of December 31, 2023	91,449,389	101,715,604	68,173,040	33,542,564	39,913,947

First lien	32,981,329	37,195,176	8,776,965	28,418,212	3,836,350
Second lien	62,134,501	65,242,994	15,257,298	49,985,695	8,411,486
As of December 31, 2022	95,115,830	102,438,170	24,034,263	78,403,907	12,247,836

Individually evaluated loans are those loans where the Group, based on current information and events, believes it is probable all amounts due according to the contractual terms of the loan will not be collected. All amounts due according to the contractual terms means that both the contractual interest payments and the contractual principal payments of a loan will be collected as scheduled in the loan agreement. Individually evaluated loans without an allowance generally represent loans that the fair value of the underlying collateral meets or exceeds the loan’s amortized cost.

(2)	Average recorded investment in non-accrual loans

	Year ended December 31, 2022		Year ended December 31, 2023
	Average recorded investment	Interest and fees income recognized	Average recorded investment	Interest and fees income recognized
	RMB	RMB	RMB	RMB

First lien	73,035,747	82,191,331	55,368,819	118,164,396
Second lien	78,248,017	83,791,498	74,194,759	135,686,886
Non-accrual loans	151,283,764	165,982,829	129,563,578	253,851,282

(i)	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.

(ii)	The interest and fees income recognized are those interest and financing service fees recognized related to Individually evaluated loans. All the amounts are recognized on cash basis.

No debt restructuring in which contractual terms of loans are modified, has occurred during 2022 and 2023.

The Group transferred loans with carrying amounts of RMB2,375,645,263 and RMB3,090,579,581 to unrelated third party investors and recorded the transfers as sales for the years ended December 31, 2022 and 2023, respectively. The Group recognized net losses of RMB44,554,948 and RMB17,190,545 from transfers accounted for as sales of loans for the years ended December 31, 2022 and 2023, respectively.

The Group carries out pre-approval, review and credit approval of loans by professionals for credit risk arising from micro credit business. During the post-transaction monitoring process, the Group conducts a visit of customers regularly after disbursement of loans and conducts on-site inspection when the Group considers it is necessary. The review focuses on the status of the collateral.

The Group adopts a loan risk classification approach to manage the loan portfolio risk. Loans are classified as collectively evaluated and individually evaluated based on the different risk characteristics. When one or more events demonstrates there is objective evidence of changes in risk characteristics and causes losses, corresponding loans are considered to be classified as individually evaluated. The individually evaluated component is calculated on an individual basis for the loans whose payments are contractually past due more than 90 days or which do not share similar risk characteristics.

The Group applies a series of criteria in determining the classification of loans. The loan classification criteria focus on a number of factors, including (i) the borrower’s ability to repay the loan; (ii) the borrower’s repayment history; (iii) the borrower’s willingness to repay; (iv) the net realizable value of any collateral; and (v) the prospect for the support from any financially responsible guarantor. The Group also takes into account the length of time for which payments of principal and interest on a loan are overdue.

(d)	Loans held-for-sale

Loans held-for-sale are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. The valuation is performed on an individual loan basis. Loans transferred to held-for-sale category were RMB1,844,438,134 and RMB2,471,413,744 as of December 31, 2022 and 2023, respectively.

(e)	Corporate loans

Corporate loans are unsecured loans granted to unrelated entities in order to fulfil their normal operating and capital requirement. Loans principal, interest and financing service fee receivables of corporate loan were RMB463,254,567 and RMB626,229,041 as of December 31, 2022 and December 31, 2023 and the Allowance for credit losses assessed on a collective basis were RMB24,693,114 as of December 31, 2022 and RMB55,964,409 as of December 31, 2023, respectively.